Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

11.	LEASES
Operating leases
The Group’s leases consist of operating leases for administrative office spaces and IDC facilities in different cities in the PRC. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the lease term. The Company elected the practical expedient not to separate lease and non-lease
components of contracts, except for bandwidth service included in IDC facilities lease contracts. As of December 31, 2022, the Group had no long-term leases that were classified as a financing lease. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
Total operating lease expense was RMB190,561 and RMB170,547, including RMB11,270 and RMB9,657 short-term lease expense for the years ended December 31, 2021 and 2022, respectively. The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	165,373	161,743
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	166,844	22,238
Weighted average remaining lease term
Operating leases	2.11	1.63
Weighted average discount rate
Operating leases	3.48%	3.57%
As of December 31, 2022, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2023	89,642
2024	22,245
2025 and thereafter	13,210
Less imputed interest	3,464

Total	121,633

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents.